Short-term borrowings and long-term debt - Additional Information (Detail) ¥ / shares in Units, ¥ in Millions, $ in Millions			12 Months Ended
	Jul. 21, 2020	Jul. 21, 2015 JPY (¥) ¥ / shares	Mar. 31, 2023 ¥ / shares	Mar. 31, 2022 ¥ / shares	Dec. 31, 2022 JPY (¥)	Oct. 31, 2022 USD ($)	Aug. 31, 2022 JPY (¥)	Aug. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Payment of total annual dividend per common share			¥ 40	¥ 35
Bank borrowings for effecting business combination
Disclosure of detailed information about borrowings [line items]
Borrowings notional amount | $						$ 1,175
Business combination percentage of voting rights						100.00%
One Hundred And Thirty Percent Callable Unsecured Zero Coupon Convertible Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings notional amount | ¥		¥ 120,000
Debt instrument conversion price per share		¥ 5,008
Amount in excess of dividends for which conversion price adjusted		¥ 25		25
Debt instrument revised conversion price per share				4,952.8
Debt instrument percentage of principal amount due for redemption			100.00%
Long term debt date of maturity		September 28, 2022
Payment of total annual dividend per common share				¥ 65
One Hundred And Thirty Percent Callable Unsecured Zero Coupon Convertible Bonds [Member] | Bottom of range
Disclosure of detailed information about borrowings [line items]
Debt instrument revised conversion price per share		¥ 3,526.5
One Hundred And Thirty Percent Callable Unsecured Zero Coupon Convertible Bonds [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument revised conversion price per share		¥ 5,008
One Hundred And Thirty Percent Callable Unsecured Zero Coupon Convertible Bonds [Member] | Prospective Redemption [Member]
Disclosure of detailed information about borrowings [line items]
Debt instrument percentage of principal amount due for redemption	100.00%
Number of consecutive trading days for determining the share price	20 days
One Hundred And Thirty Percent Callable Unsecured Zero Coupon Convertible Bonds [Member] | Prospective Redemption [Member] | Bottom of range
Disclosure of detailed information about borrowings [line items]
Share price as a percentage of conversion price	130.00%
Japanese Bank For International Cooperation [Member] | Bank borrowings for effecting business combination
Disclosure of detailed information about borrowings [line items]
Borrowings notional amount | $						$ 705
Percentage of total bank loan borrowed						60.00%
Japanese Private Banks [Member] | Bank borrowings for effecting business combination
Disclosure of detailed information about borrowings [line items]
Borrowings notional amount							¥ 70,000	$ 470
Percentage of total bank loan borrowed							40.00%	40.00%
Corporate Bonds Issued December Two Thousand And Twenty Two [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings notional amount | ¥					¥ 150,000